Investments in Associates - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023
Total for all associates
Disclosure of associates [line items]
Dilution gains			$ 3,228,000
Versamet Royalties Corp.
Disclosure of associates [line items]
Number of common shares received in settlement (in shares) | shares			24,179,193
Fair value of common shares received in debenture settlement	$ 14,200,000
Percentage reported of associate			100.00%
Versamet Royalties Corp. | Total for all associates
Disclosure of associates [line items]
Dilution gains			$ 3,228,000
Versamet Royalties Corp. | Non Diluted Basis
Disclosure of associates [line items]
Ownership interest in associate			26.20%
Versamet Royalties Corp. | Bottom of range | Non Diluted Basis
Disclosure of associates [line items]
Ownership interest in associate			26.20%
Versamet Royalties Corp. | Top of range | Non Diluted Basis
Disclosure of associates [line items]
Ownership interest in associate				34.00%
Horizon Copper Corp.
Disclosure of associates [line items]
Ownership interest in associate		34.00%
Percentage reported of associate			100.00%
Market value of investments			$ 19,700,000
Horizon Copper Corp. | Total for all associates
Disclosure of associates [line items]
Dilution gains			$ 0
Horizon Copper Corp. | Non Diluted Basis
Disclosure of associates [line items]
Ownership interest in associate			34.00%
Horizon Copper Corp. | Horizon Copper Corp Facility Due August 31, 2032
Disclosure of associates [line items]
Face value, maximum			$ 150,000,000
Maximum percentage of equity interest holding			34.00%
Payments for financial assets			$ 0
Horizon Copper Corp. | Bottom of range | Horizon Copper Corp Facility Due August 31, 2032
Disclosure of associates [line items]
Adjustment to interest rate			2.00%
Horizon Copper Corp. | Top of range | Horizon Copper Corp Facility Due August 31, 2032
Disclosure of associates [line items]
Adjustment to interest rate			3.50%